Document and Entity Information	Jun. 12, 2026
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Jun. 12, 2026
Entity Central Index Key	0000754510
Amendment Flag	false
Registrant Name	Fidelity Securities Fund
Entity Investment Company Type	N-1A